Financial and capital management - Schedule of Foreign Currency Forward Contracts and Options (Details) - Dec. 31, 2023 ₱ in Millions, $ in Millions, $ in Millions	CAD ($)	USD ($)	PHP (₱)
Amount to receive | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar | Loans | Maturing in 2024 | Cash flow hedges | Currency risk
Disclosure of detailed information about hedged items [line items]
Notional amount		$ 1,207
Amount to receive | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar | Commercial paper | Maturing in 2024 | Cash flow hedges | Currency risk
Disclosure of detailed information about hedged items [line items]
Notional amount		150
Amount to receive | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar | Anticipated Transactions | Maturing in 2024 | Cash flow hedges | Currency risk
Disclosure of detailed information about hedged items [line items]
Notional amount		624
Amount to receive | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar | Anticipated Transactions | Maturing in 2024 | Economic | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount		210
Amount to receive | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar | Anticipated Transactions | Maturing in 2024 | Economic | Interest rate risk | Purchased call options
Disclosure of detailed information about hedged items [line items]
Notional amount		244
Amount to receive | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar | Anticipated Transactions | Maturing in 2024 | Economic | Interest rate risk | Written put options
Disclosure of detailed information about hedged items [line items]
Notional amount		519
Amount to receive | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar | Anticipated Transactions | Maturing in 2024 | Economic | Interest rate risk | Options
Disclosure of detailed information about hedged items [line items]
Notional amount		175
Amount to receive | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar | Anticipated Transactions | Maturing in 2025 | Cash flow hedges | Currency risk
Disclosure of detailed information about hedged items [line items]
Notional amount		495
Amount to receive | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar | Anticipated Transactions | Maturing in 2025 | Economic | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount		120
Amount to receive | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar | Anticipated Transactions | Maturing in 2025 | Economic | Interest rate risk | Purchased call options
Disclosure of detailed information about hedged items [line items]
Notional amount		540
Amount to receive | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar | Anticipated Transactions | Maturing in 2025 | Economic | Interest rate risk | Written put options
Disclosure of detailed information about hedged items [line items]
Notional amount		360
Amount to receive | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar | Anticipated Transactions | Maturing in 2025 | Economic | Interest rate risk | Options
Disclosure of detailed information about hedged items [line items]
Notional amount		65
Amount to receive | Foreign Currency Forward Contract Buy Philippines Peso Sell Canadian Dollar | Anticipated Transactions | Maturing in 2024 | Cash flow hedges | Currency risk
Disclosure of detailed information about hedged items [line items]
Notional amount | ₱			₱ 2,885
Amount to receive | Foreign Currency Forward Contract Buy Canadian Dollar Sell United States Dollar | Anticipated Transactions | Maturing in 2024 | Economic | Interest rate risk | Purchased call options
Disclosure of detailed information about hedged items [line items]
Notional amount	$ 225
Amount to pay | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar | Loans | Maturing in 2024 | Cash flow hedges | Currency risk
Disclosure of detailed information about hedged items [line items]
Notional amount	1,609
Amount to pay | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar | Commercial paper | Maturing in 2024 | Cash flow hedges | Currency risk
Disclosure of detailed information about hedged items [line items]
Notional amount	201
Amount to pay | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar | Anticipated Transactions | Maturing in 2024 | Cash flow hedges | Currency risk
Disclosure of detailed information about hedged items [line items]
Notional amount	790
Amount to pay | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar | Anticipated Transactions | Maturing in 2024 | Economic | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	277
Amount to pay | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar | Anticipated Transactions | Maturing in 2024 | Economic | Interest rate risk | Purchased call options
Disclosure of detailed information about hedged items [line items]
Notional amount	327
Amount to pay | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar | Anticipated Transactions | Maturing in 2024 | Economic | Interest rate risk | Written put options
Disclosure of detailed information about hedged items [line items]
Notional amount	675
Amount to pay | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar | Anticipated Transactions | Maturing in 2024 | Economic | Interest rate risk | Options
Disclosure of detailed information about hedged items [line items]
Notional amount	225
Amount to pay | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar | Anticipated Transactions | Maturing in 2025 | Cash flow hedges | Currency risk
Disclosure of detailed information about hedged items [line items]
Notional amount	645
Amount to pay | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar | Anticipated Transactions | Maturing in 2025 | Economic | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	158
Amount to pay | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar | Anticipated Transactions | Maturing in 2025 | Economic | Interest rate risk | Purchased call options
Disclosure of detailed information about hedged items [line items]
Notional amount	694
Amount to pay | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar | Anticipated Transactions | Maturing in 2025 | Economic | Interest rate risk | Written put options
Disclosure of detailed information about hedged items [line items]
Notional amount	461
Amount to pay | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar | Anticipated Transactions | Maturing in 2025 | Economic | Interest rate risk | Options
Disclosure of detailed information about hedged items [line items]
Notional amount	85
Amount to pay | Foreign Currency Forward Contract Buy Philippines Peso Sell Canadian Dollar | Anticipated Transactions | Maturing in 2024 | Cash flow hedges | Currency risk
Disclosure of detailed information about hedged items [line items]
Notional amount	$ 69
Amount to pay | Foreign Currency Forward Contract Buy Canadian Dollar Sell United States Dollar | Anticipated Transactions | Maturing in 2024 | Economic | Interest rate risk | Purchased call options
Disclosure of detailed information about hedged items [line items]
Notional amount		$ 156